Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Notes
Summary of Significant Accounting Policies

2.Summary of Significant Accounting Policies

(a)Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States (“US GAAP”) and are expressed in U.S. dollars.

(b)Principals of Consolidation

The consolidated financial statements include the accounts of the Company’s wholly owned Canadian subsidiary Futura Kbridge SPA Inc. On consolidation, all intercompany balances and transactions are eliminated.

(c)Use of Estimates

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to the impairment of marketable securities, allowance for doubtful accounts, useful life of the oil and gas properties, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

(d)Cash and Cash Equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.

(e)Accounts Receivable

Accounts receivable represents amounts owed from customers for consulting services and the sale of oil and gas. Amounts are presented net of the allowance for doubtful accounts, which represents the Company’s best estimate of the amount of probable credit losses in the existing accounts receivable balance. The Company determines the allowance for doubtful accounts based on historical experience and current economic conditions. The Company reviews the adequacy of its allowance for doubtful account on a regularly basis. As at December 31, 2021 and 2020, the Company has no allowance for doubtful accounts.

(f)Revenue Recognition

The Company derives revenue primarily by providing consulting services and the sale of oil and gas. In accordance with Accounting Standard Codification (“ASC”) 606, “Revenue Recognition”, revenue is recognized when persuasive evidence of an arrangement exists, the services have been rendered and the goods have been delivered, the amount is fixed and determinable, and collection is reasonably assured. Customer advances are deferred and recognized as revenue when the Company has completed all of its performance obligations relating to the consulting services.

(g)Equity Method Investment

The Company accounts for its investment in associated companies in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 323, Investments - Equity Method and Joint Ventures (“ASC 323”). In accordance with ASC 323, associated companies are accounted for as equity method investments. Results of associate companies are presented on a one-line basis. Investments in, and advances to, associated companies are presented on a one-line basis in the caption “Equity investment” in the Company’s consolidated balance sheets, net of allowance for losses, which represents the Company’s best estimate of probable losses inherent in such assets. The Company’s proportionate share of any associated companies’ net income or loss is presented on a one-line basis in the caption “Gain (loss) on equity investment” in the Company’s consolidated statement of comprehensive income/loss. Transactions between the Company and any associated companies are eliminated on a basis proportional to the Company’s ownership interest.

(h)Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Accounting for Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

The Company files income tax returns in Canada. The Company may be subject to a reassessment of income taxes by Canadian tax authorities for a period of three years from the date of the original notice of assessment in respect of any particular taxation year. Tax authorities of Canada have not audited any of the Company’s income tax returns for the open taxation years noted above.

As of December 31, 2021, the Company did not have any amounts recorded pertaining to uncertain tax positions. The Company recognizes interest and penalties related to uncertain tax positions in tax expense. During the years ended December 31, 2021 and 2020, there were no charges for interest or penalties.

(i)Stock-Based Compensation

The Company records stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation” and ASC 505, “Equity Based Payments to Non-Employees”, using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

(j)Foreign Currency Translation

The Company changed its functional currency from United States dollars to Canadian dollars on January 1, 2015. The subsidiary’s functional currency is the United States dollar. The reporting currency is the United States dollar. Management has adopted ASC 830, “Foreign Currency Matters”.

Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Average monthly rates are used to translate revenues and expenses. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income.

On consolidation, the Company translates assets and liabilities of the parent company to U.S. dollar equivalents using foreign exchange rates which prevailed at the balance sheet date, and translates revenues and expenses using average exchange rates during the year. Gains and losses arising on translation of foreign currency denominated transactions or balances are included in the other comprehensive income/loss.

(k)Financial Instruments

ASC 820, “Fair Value Measurements and Disclosures” requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist of cash, marketable securities, accounts receivable, loans receivable from related parties, accounts payable, loan payable, and amounts due to related parties. Pursuant to ASC 820, the fair value of cash and marketable securities are determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The recorded values of all other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

(l)Comprehensive Income/Loss

ASC 220, “Comprehensive Income” establishes standards for the reporting and display of comprehensive loss and its components in the consolidated financial statements. As at December 31, 2021, the Company has included the effect on translation of foreign operation in comprehensive income/loss.

(m)Asset Retirement Obligations

The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs an obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development and/or normal use of the assets. The estimated fair value of the asset retirement obligation is based on the current cost escalated at an inflation rate and discounted at a credit adjusted risk-free rate. This liability is capitalized as part of the cost of the related asset and amortized over its useful life. The liability accretes until the Company settles the obligation.

(n)Oil and Gas Properties

The Company uses the full cost method of accounting for oil and natural gas properties. Under this method, all acquisition, exploration and development costs, including certain payroll, asset retirement costs, other internal costs, and interest incurred for the purpose of finding oil and natural gas reserves, are capitalized.

(o)Earnings (Loss) per Share

The Company computes earnings (loss) per share in accordance with ASC 260, “Earnings per Share”. ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the income statement. Basic EPS is computed by dividing earnings (loss) available to common shareholders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the year using the treasury stock method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive.

(p)Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

(q)Reclassifications

Certain reclassifications have been made to the prior year’s financial statements to conform to the current year’s presentation.